Income Taxes - Schedule of Components of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net [Abstract]
Federal Net Operating Loss	$ 2,241,000	$ 964,000
State Net Operating Loss	839,000	297,000
Foreign Net Operating Loss	8,886,000	24,965,000
Foreign Tax Credits	375,000	379,000
Foreign Accruals	421,000	936,000
Accruals	1,100,000	615,000
Capitalized Start up Costs	238,000	209,000
Capitalized Section 174 R&D	725,000	437,000
Right of Use Operating Lease ASC 842	1,242,000	1,183,000
Total deferred tax assets	16,067,000	29,985,000
Deferred Tax Liabilities, Net [Abstract]
Right of Use Operating Lease ASC 842	0	(1,030,000)
Depreciation	(37,000)	(88,000)
Total deferred tax liabilities	(37,000)	(1,118,000)
Deferred Tax Assets, Net of Valuation Allowance, Total	16,030,000	28,867,000
Less: valuation allowance	(16,030,000)	(28,867,000)
Net deferred tax assets	$ 0	$ 0